IFRS 7 Disclosure (Summary of Deposit Funding) (Details) - CAD ($) $ in Millions	Jul. 31, 2025	Oct. 31, 2024
Disclosure Of Deposits [Line Items]
Funds from Deposits	$ 958,984	$ 952,089
Personal [member]
Disclosure Of Deposits [Line Items]
Funds from Deposits	650,186	641,667
Non Personal [Member]
Disclosure Of Deposits [Line Items]
Funds from Deposits	$ 308,798	$ 310,422